Interest income and expense (Tables)	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Details of Interest Income and Interest Expense from Financial Instruments

	For the three months ended												For the nine months ended
	July 31, 2023				April 30, 2023				July 31, 2022				July 31, 2023				July 31, 2022
($ millions)	Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (1)	$13,124		$10,058		$12,463		$9,357		$8,174		$4,169		$37,484		$27,960		$20,978		$8,819
Measured at FVOCI (1)	1,003		–		921		–		450		–		2,737		–		892		–
	14,127		10,058		13,384		9,357		8,624		4,169		40,221		27,960		21,870		8,819
Other	562	(2)	51	(3)	486	(2)	47	(3)	261	(2)	40	(3)	1,494	(2)	140	(3)	570	(2)	128	(3)
Total	$14,689		$10,109		$13,870		$9,404		$8,885		$4,209		$41,715		$28,100		$22,440		$8,947
(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities.
(3)
Includes interest on lease liabilities for the three months ended July 31, 2023 – $29 (April 30, 2023 – $29; July 31, 2022 – $27) and for the nine months ended July 31, 2023 – $84 (
July 31, 2022 – $
80).